Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Goodwill and intangible assets (note 7)	$ 2,400	$ 2,400	$ 2,400
EU allowances surrendered	6,100
Other Intangible Assets
Goodwill [Line Items]
EU Allowances	$ 11,600	$ 5,900